UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255

                       Oppenheimer International Bond Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200


                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008




ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                             ----------------       ----------------
ASSET-BACKED SECURITIES--0.0%
Taganka Car Loan Finance plc, Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C, 4.739%, 11/14/13(1,2) (Cost $1,036,928)                 $      1,036,928       $        943,604
U.S. GOVERNMENT OBLIGATIONS--6.1%
U.S. Treasury Inflationary Index Nts., 0.64%, 4/15/13(3,4) (Cost $603,220,470)                    644,430,000            631,517,752
FOREIGN GOVERNMENT OBLIGATIONS--64.1%
ARGENTINA--0.1%
Argentina (Republic of) Bonds:
3.127%, 8/3/12(2)                                                                                   8,213,500              4,426,075
Series GDP, 1.626%, 12/15/35(2)                                                                    14,920,000                447,600
Series V, 7%, 3/28/11                                                                              18,993,000              7,359,526
Series VII, 7%, 9/12/13                                                                             4,700,000              1,510,658
                                                                                                                    ----------------
                                                                                                                          13,743,859
                                                                                                                    ----------------
AUSTRALIA--0.3%
New South Wales Treasury Corp. Sr. Bonds, Series 12RG, 6%, 5/1/12                                  14,940,000 AUD         11,063,735
New South Wales Treasury Corp. Sr. Unsec. Bonds, Series 14RG, 5.50%, 8/1/14                        21,765,000 AUD         15,956,153
                                                                                                                    ----------------
                                                                                                                          27,019,888
                                                                                                                    ----------------
BELGIUM--0.5%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                                                 33,220,000 EUR         52,760,194
BRAZIL--4.3%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18(5)                      19,160,000             18,297,800
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                        26,320,000             27,307,000
8%, 1/15/18                                                                                        29,260,000             32,917,500
8.75%, 2/4/25                                                                                       2,135,000              2,636,725
8.875%, 10/14/19                                                                                   24,130,000             29,559,250
10.50%, 7/14/14                                                                                    17,650,000             22,239,000
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10                                                                                      198,234,000 BRR         86,826,389
10%, 1/1/12                                                                                       243,328,000 BRR        103,403,803
10%, 1/1/17                                                                                       301,170,000 BRR        115,429,463
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                   4,000,000              4,560,000
                                                                                                                    ----------------
                                                                                                                         443,176,930
                                                                                                                    ----------------
BULGARIA--0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                      1,500,000              1,470,000
8.25%, 1/15/15(5)                                                                                   1,440,000              1,411,200
                                                                                                                    ----------------
                                                                                                                           2,881,200
                                                                                                                    ----------------
CANADA--1.0%
Canada (Government of) Bonds:
3.50%, 6/1/13                                                                                      35,350,000 CAD         31,269,366
5%, 6/1/37                                                                                         37,175,000 CAD         39,072,401
                                                                                                                    ----------------



                     1 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                             ----------------       ----------------
Canada (Government of) Nts.:
3.75%, 6/1/10                                                                                      26,550,000 CAD   $     22,669,296
4.25%, 6/1/18                                                                                      16,180,000 CAD         15,010,418
                                                                                                                    ----------------
                                                                                                                         108,021,481
                                                                                                                    ----------------
COLOMBIA--0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(5)                                            16,413,000,000 COP          6,048,470
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                     3,390,000              3,339,150
10.75%, 1/15/13                                                                                     2,330,000              2,726,100
12%, 10/22/15                                                                                  19,665,000,000 COP          9,627,680
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                                     7,625,000              8,254,063
11.75%, 3/1/10                                                                                  7,228,000,000 COP          3,304,478
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                                                11,650,000             12,174,250
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14(5)                                         6,850,000              6,387,625
                                                                                                                    ----------------
                                                                                                                          51,861,816
                                                                                                                    ----------------
DENMARK--0.5%
Denmark (Kingdom of) Bonds, 5%, 11/15/13                                                          225,920,000 DKK         46,231,394
                                                                                                                    ----------------
EGYPT--0.3%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 11.021%, 1/6/09(6)                                                                     54,425,000 EGP          9,883,130
Series 364, 8.371%, 1/6/09(6)                                                                      45,675,000 EGP          8,287,558
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12(5)                               108,210,000 EGP         16,281,574
                                                                                                                          34,452,262
                                                                                                                    ----------------
FRANCE--5.8%
France (Government of) Obligations Assimilables du Tresor Bonds, 4%, 10/25/38                     166,290,000 EUR        242,996,816

France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                                                    174,985,000 EUR        254,468,448
4.50%, 7/12/12                                                                                     69,270,000 EUR        103,074,401
                                                                                                                    ----------------
                                                                                                                         600,539,665
                                                                                                                    ----------------
GERMANY--10.3%
Germany (Federal Republic of) Bonds:
5.50%, 1/4/31                                                                                      71,445,000 EUR        124,304,954
Series 03, 3.75%, 7/4/13                                                                          390,350,000 EUR        577,614,091
Series 05, 4%, 1/4/37                                                                             247,605,000 EUR        371,447,251
                                                                                                                    ----------------
                                                                                                                       1,073,366,296
                                                                                                                    ----------------
GREECE--1.0%
Greece (Republic of) Bonds, 4.60%, 5/20/13                                                         77,300,000 EUR        106,991,606
                                                                                                                    ----------------
HUNGARY--0.3%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12                                                                       5,767,000,000 HUF         27,420,895
Series 14/C, 5.50%, 2/12/14                                                                     1,829,100,000 HUF          8,309,979
                                                                                                                    ----------------
                                                                                                                          35,730,874
                                                                                                                    ----------------


                     2 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                             ----------------       ----------------
INDONESIA--0.6%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14(5)                                                                                $ 11,305,000        $    10,117,975
6.875%, 1/17/18(5)                                                                                 18,360,000             15,835,684
7.25%, 4/20/15(5)                                                                                   7,450,000              6,667,750
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38(5)                                         13,710,000             11,447,850
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(5)                                            23,270,000             19,895,850
                                                                                                                    ----------------
                                                                                                                          63,965,109
                                                                                                                    ----------------
ISRAEL--0.6%
Israel (State of) Bonds:
5.50%, 2/28/17                                                                                    106,630,000 ILS         30,945,267
Series 2682, 7.50%, 3/31/14                                                                       107,990,000 ILS         33,502,269
                                                                                                                    ----------------
                                                                                                                          64,447,536
                                                                                                                    ----------------
ITALY--1.4%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.70%, 7/1/09(2)                     103,305,000 EUR        144,329,378
                                                                                                                    ----------------
JAPAN--22.1%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10                                                              57,587,000,000 JPY        639,796,839
5 yr., Series 72, 1.50%, 6/20/13                                                               66,081,000,000 JPY        755,648,472
10 yr., Series 279, 2%, 3/20/16                                                                10,758,000,000 JPY        129,011,014
10 yr., Series 282, 1.70%, 9/20/16                                                             30,111,000,000 JPY        351,153,383
20 yr., Series 61, 1%, 3/20/23                                                                 17,908,000,000 JPY        183,697,810
20 yr., Series 73, 2%, 12/20/24                                                                13,427,000,000 JPY        155,824,439
20 yr., Series 75, 2.10%, 3/20/25                                                               7,467,000,000 JPY         87,770,447
                                                                                                                    ----------------
                                                                                                                       2,302,902,404
                                                                                                                    ----------------
MALAYSIA--0.3%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12(1)                             107,980,000 MYR         31,809,271
                                                                                                                    ----------------
MEXICO--2.0%
United Mexican States Bonds:
8.375%, 1/14/11                                                                                    41,430,000             44,951,550
Series A, 6.375%, 1/16/13                                                                          10,815,000             11,409,825
Series MI10, 8%, 12/19/13                                                                         547,680,000 MXN         40,298,188
Series M20, 10%, 12/5/24(2)                                                                       289,600,000 MXN         24,361,215
United Mexican States Treasury Bills, Series BI, 8.15%, 4/2/09(6)                               1,167,300,000 MXN         83,410,376
                                                                                                                    ----------------
                                                                                                                         204,431,154
                                                                                                                    ----------------
NIGERIA--0.9%
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                              165,153                154,354
Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.187%, 1/8/09(6)                                                                   3,517,400,000 NGN         25,178,239
Series 364, 9.171%, 2/5/09(6)                                                                   2,714,000,000 NGN         19,417,631
Series 364, 9.30%, 4/9/09(6)                                                                      783,500,000 NGN          5,552,362
Nigeria (Federal Republic of) Treasury Bonds:
Series 3 yr., 9.23%, 5/25/12                                                                    1,180,900,000 NGN          8,000,872
Series 3Y2S, 12.50%, 2/24/09                                                                      356,000,000 NGN          2,573,801


                     3 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                 VALUE
                                                                                             ----------------       ----------------
Series 3Y1S, 15%, 1/27/09                                                                         522,300,000 NGN   $      3,757,419
Series 5 yr., 9.50%, 2/23/12                                                                    1,180,900,000 NGN          8,030,458
Series 10 yr., 9.35%, 8/31/17                                                                   2,514,200,000 NGN         15,495,535
                                                                                                                    ----------------
                                                                                                                          88,160,671
                                                                                                                    ----------------
NORWAY--0.2%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13                                                         100,950,000 NOK         16,456,870
                                                                                                                    ----------------
PANAMA--0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                      7,975,000              7,217,375
7.25%, 3/15/15                                                                                     26,895,000             27,567,375
8.875%, 9/30/27                                                                                     8,195,000              8,399,875
9.375%, 4/1/29                                                                                     11,550,000             12,762,750
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                                                 11,625,000             11,014,688
                                                                                                                    ----------------
                                                                                                                          66,962,063
                                                                                                                    ----------------
PERU--2.0%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                                                     86,585,000 PEN         28,086,467
9.91%, 5/5/15                                                                                     135,047,000 PEN         48,423,903
Series 7, 8.60%, 8/12/17                                                                          123,865,000 PEN         42,183,254
Series 8-1, 12.25%, 8/10/11                                                                       146,090,000 PEN         52,318,816
Peru (Republic of) Certificates of Deposit:
4.066%, 4/13/09(6)                                                                                  2,646,000 PEN            823,855
5.708%, 1/5/09(6)                                                                                 120,037,000 PEN         38,239,128
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16(6)                                                     1,426,420                961,835
                                                                                                                    ----------------
                                                                                                                         211,037,258
                                                                                                                    ----------------
PHILIPPINES--0.3%
Philippines (Republic of the) Bonds, 8%, 1/15/16                                                    2,910,000              3,011,850
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                                     14,310,000             14,524,650
9%, 2/15/13                                                                                        13,985,000             14,894,025
                                                                                                                    ----------------
                                                                                                                          32,430,525
                                                                                                                    ----------------
POLAND--0.5%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22                                                                      10,000,000 PLZ          3,461,694
Series 0413, 5.25%, 4/25/13                                                                       155,650,000 PLZ         52,395,265
                                                                                                                    ----------------
                                                                                                                          55,856,959
                                                                                                                    ----------------
SWEDEN--0.4%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15                                            308,540,000 SEK         44,961,355
                                                                                                                    ----------------
THE NETHERLANDS--0.7%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                                                    51,715,000 EUR         76,853,082
                                                                                                                    ----------------
TURKEY--2.8%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                                                      22,650,000             21,630,750
7%, 9/26/16                                                                                        13,755,000             13,479,900
7%, 3/11/19                                                                                         4,960,000              4,822,757
14%, 1/19/11(2)                                                                                    66,350,000 TRY         40,927,678
15.861%, 10/7/09(6)                                                                                79,000,000 TRY         45,556,923


                        4 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                PRINCIPAL
                                                                                                  AMOUNT                  VALUE
                                                                                             ----------------       ----------------
15.935%, 6/23/10(6)                                                                                22,160,000 TRY   $     11,459,762
16%, 3/7/12(2)                                                                                    112,580,000 TRY         71,801,266
18.134%, 1/13/10(6)                                                                               109,390,000 TRY         60,592,900
Series CPI, 10%, 2/15/12(2)                                                                        24,270,000 TRY         17,215,986
Series CPI, 12%, 8/14/13(2)                                                                         5,430,000 TRY          3,254,885
Turkey (Republic of) Nts., 7.25%, 3/15/15                                                           4,755,000              4,755,000
                                                                                                                    ----------------
                                                                                                                         295,497,807
                                                                                                                    ----------------
UNITED KINGDOM--3.1%
United Kingdom Gilt Bonds:
4.75%, 6/7/10                                                                                      39,800,000 GBP         61,102,221
5%, 3/7/12                                                                                         36,290,000 GBP         57,401,462
United Kingdom Treasury Bonds:
4.75%, 12/7/38                                                                                     77,530,000 GBP        134,493,253
5%, 3/7/18                                                                                         38,735,000 GBP         65,416,687
                                                                                                                    ----------------
                                                                                                                         318,413,623
                                                                                                                    ----------------
URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                                                                     248,600,000 UYU          5,756,094
7.625%, 3/21/36                                                                                     9,935,000              8,395,075
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                                                       403,060,000 UYU         13,193,244
8%, 11/18/22                                                                                       10,815,000             10,057,950
                                                                                                                    ----------------
                                                                                                                          37,402,363
                                                                                                                    ----------------
VENEZUELA--0.3%
Venezuela (Republic of) Bonds, 9%, 5/7/23                                                          43,165,000             18,560,950
Venezuela (Republic of) Nts., 10.75%, 9/19/13                                                       5,630,000              3,715,800
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                                               20,110,000              8,219,963
                                                                                                                    ----------------
                                                                                                                          30,496,713
                                                                                                                    ----------------
Total Foreign Government Obligations (Cost $6,572,527,362)                                                             6,683,191,606
                                                                                                                    ----------------
LOAN PARTICIPATIONS--1.5%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine, 8.625% Nts., 7/15/11(5)          18,470,000              7,388,000
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 8.40%
Sec. Nts., 2/9/16(1)                                                                               18,180,000              3,272,400
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28, Tranche 1, 11/25/09                   72,600,000 RUR          1,604,693
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23, Tranche 1, 9/30/09                             71,200,000 RUR          1,694,806
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37(5)                                                                   25,320,000             14,938,800
7.51% Sr. Sec. Nts., 7/31/13(5)                                                                    21,790,000             16,560,400
8.625% Sr. Sec. Nts., 4/28/34(5)                                                                   17,975,000             13,481,250
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10(5)                                       2,780,000              2,335,200
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13(5)                                                                             3,820,000              2,788,600
7.75% Nts., 5/29/18(5)                                                                              7,195,000              4,676,750


                        5 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                PRINCIPAL
                                                                                                  AMOUNT                  VALUE
                                                                                             ----------------       ----------------

Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13(5)                              $     19,370,000       $     10,362,950
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67% Sec. Bonds, 3/5/14(1,7)                        4,100,000              2,658,030
TransCapitalInvest Ltd 8.70% Sec. Nts., 8/7/18(5)                                                   9,900,000              6,383,807
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(5)                                                 29,270,000             15,952,150
VTB Capital SA:
6.25% Sr. Nts., 6/30/35(5)                                                                          2,950,000              1,681,500
6.315% Sub. Unsec. Nts., 2/4/15                                                                    57,670,000             36,488,040
6.875% Sr. Sec. Nts., 5/29/18(5)                                                                   25,798,000             17,026,680
                                                                                                                    ----------------
Total Loan Participations (Cost $264,765,976)                                                                            159,294,056
                                                                                                                    ----------------
CORPORATE BONDS AND NOTES--10.1%

AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15(5)                                        3,355,000              1,325,225
AES Panama SA, 6.35% Sr. Nts., 12/21/16(5)                                                          1,240,000                995,904
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                               7,010,000              4,241,050
8.875% Nts., 11/17/14(5)                                                                           10,295,000              6,228,475
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17(5)                                      24,030,000 BRR          7,475,308
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                                  140,800,000 MXN          7,724,765
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26(5)                                         9,609,251              4,131,978
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                                    37,500,000 EUR         49,784,411
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14                                      28,175,000 EUR         39,608,007
Banco BMG SA, 9.15% Nts., 1/15/16(5)                                                                9,710,000              5,874,550
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21(2,5)                                            2,750,000              2,337,500
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(5)                                             2,630,000                828,450
Banco Invex SA, 26.951% Mtg.-Backed Certificates, Series 062U,
3/13/34(2,3)                                                                                       27,603,725 MXN          7,324,188
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                                     129,737,000 EUR        170,820,697
4.50% Sr. Sec. Nts., 7/13/21                                                                       71,166,000 EUR         88,891,230
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(5)                                             19,200,000             13,728,000
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.(5,8)                                            4,440,000              2,116,468
Cloverie plc, 5.775% Sec. Nts., Series 2005-93, 12/20/10(1,2)                                       3,600,000              2,301,480
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10(1)                                                      16,300,000              1,067,650
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                                                          7,185,000 EUR          8,637,976
Eirles Two Ltd., 5.13% Sec. Nts., Series 335, 4/30/12(1,2)                                         10,800,000              3,767,040
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10(5)                                             13,295,000 BRR          5,816,024
Gaz Capital SA, 8.146% Sr. Sec. Nts., 4/11/18(5)                                                   19,230,000             12,691,800
Gazprom International SA, 7.201% Unsec. Unsub. Bonds, 2/1/20(5)                                     5,313,057              3,905,097
GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17(5)                                        13,420,000             11,274,732
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10(6)                                                                42,800,000             33,409,680
12.278% Sr. Unsec. Nts., 3/9/09(6)                                                                 30,220,000             27,548,552
9.751% Sr. Unsec. Nts., 7/8/09(6)                                                                  30,220,000             27,409,540


                        6 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                             ----------------       ---------------
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(5)                                                          $      3,260,000       $      1,776,700
9.25% Sr. Nts., 10/16/13(5)                                                                        38,620,000             28,385,700
ICICI Bank Ltd., 6.375% Bonds, 4/30/22(2,5)                                                        12,125,000              6,383,970
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(5)                                               10,140,295              7,351,714
Inter-American Development Bank:
6.26% Nts., 12/8/09(2)                                                                             11,200,000 BRR          4,524,519
11.108% Nts., 1/25/12(2)                                                                        8,451,000,169 COP          3,663,781
International Bank for Reconstruction & Development (The), 15% Nts., 1/7/10(1)                      3,000,000 TRY          1,941,957
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12(5)                                                                         1,160,000              1,102,000
8.80% Sr. Nts., 1/30/17(5)                                                                          2,780,000              2,460,300
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(5)                                                 28,160,000             26,308,790
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35(1)                                                                        34,774,004 MXN          2,127,759
24.791% Mtg.-Backed Certificates, Series 06U, 9/25/35(2)                                           17,048,703 MXN          3,569,980
JSC Astana Finance, 9.16% Nts., 3/14/12(1)                                                         14,000,000              6,481,897
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18(5)                                                 22,970,000             15,045,350
Majapahit Holding BV:
7.25% Nts., 10/17/11(5)                                                                             2,860,000              2,187,900
7.75% Nts., 10/17/16(5)                                                                             6,420,000              3,691,500
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11(5)                                                     2,745,000              1,221,525
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16                                        665,100,000 PHP         11,901,789
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09(1)                                          5,000,000 TRY          3,230,752
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10(1,9,10)                                 550,000                     --
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(5)                                              9,315,000              5,169,825
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38(5)                                        23,960,000             20,066,500
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18                                20,900,000             18,893,600
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11(5)                               8,089,625              7,513,239
Salisbury International Investments Ltd., 8.653% Sec. Nts., Series 2006-003,
Tranche E, 7/20/11(1,2)                                                                             2,400,000              1,022,160
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16(5)                                            26,033,700 PEN          7,566,343
Tengizchevroil LLP, 6.124% Nts., 11/15/14(5)                                                        5,006,473              3,829,952
TGI International Ltd., 9.50% Nts., 10/3/17(5)                                                     10,640,000              9,735,600
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97(11)                                        6,065,000              2,001,450
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(5)                                           51,120,000             26,838,000
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11                                                                 91,057,000 EUR        117,119,428
4% Sec. Mtg. Nts., Series 2, 9/27/16                                                              122,465,000 EUR        147,801,596
                                                                                                                    ----------------
Total Corporate Bonds and Notes (Cost $1,259,049,767)                                                                  1,052,181,353


                     7 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                   UNITS                 VALUE
                                                                                             ----------------       ----------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
MHP SA, GDR Wts., Strike Price 0.01UAH, Exp. 5/8/09 (9) (Cost $0)                                     169,861       $        552,048

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT
                                                                                             ----------------
STRUCTURED SECURITIES--8.4%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/15/09(1)               $     13,300,000             11,632,180
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/7/09(1)                      13,300,000             11,584,300
Citibank NA, New York:
Dominican Republic Credit Linked Nts., 14.218%, 5/11/09(6)                                        263,610,000 DOP          6,879,280
Dominican Republic Credit Linked Nts., 12%, 2/22/11(1)                                             96,170,000 DOP          2,207,676
Citigroup Funding, Inc., Custom Basket of African Currencies Credit Linked Nts.,
0%, 4/29/09(6)                                                                                     26,610,000             23,492,639
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10(6)                         32,035,902 BRR         12,329,458
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18                                   11,920,000,000 COP          5,484,713
Colombia (Republic of) Credit Linked Nts., 12.710%, 2/26/15(1,3)                               10,435,000,000 COP          9,055,363
Colombia (Republic of) Credit Linked Nts., Series 01, 12.710%, 2/26/15(1,3)                     3,833,000,000 COP          3,326,230
Colombia (Republic of) Credit Linked Nts., Series 02, 12.710% 12/26/15(1,3)                     4,568,000,000 COP          3,964,054
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12                              6,942,469,928 COP          3,519,961
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12(1)                              31,110,000,000 COP         15,773,347
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                                 12,430,000,000 COP          6,302,240
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                                 11,705,100,000 COP          5,934,703
Dominican Republic Unsec. Credit Linked Nts., 13.182%, 2/23/09(6)                                 400,000,000 DOP         10,933,506
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12                                        289,700,000 DOP          6,490,899
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%, 2/5/09(6)                                 76,850,000 EGP         13,819,082
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%, 3/5/09(6)                                 57,120,000 EGP         10,178,508
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%, 3/26/09(6)                                77,610,000 EGP         13,736,873
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%, 2/19/09(6)                                77,660,000 EGP         13,901,333
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%, 4/16/09(6)                                31,090,000 EGP          5,466,146
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 6.529%, 3/26/09(6)                         77,010,000 EGP         13,630,673
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10                                             15,350,000 GHS         10,563,753
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11(1,2)                           2,672,000,000 NGN         19,463,713


                     8 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                             ----------------       ---------------
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10                                          13,799,000 UAH   $      1,482,321
Zambia (Republic of) Credit Linked Nts., 10.717%, 3/4/09(6)                                    16,940,000,000 ZMK          3,364,779
Zambia (Republic of) Credit Linked Nts., 10.793%, 2/25/09(6)                                   16,940,000,000 ZMK          3,352,736
Zambia (Republic of) Credit Linked Nts., 11.399%, 6/11/09(6)                                   10,050,000,000 ZMK          1,877,841
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10(2)                                         49,215,000 UAH          2,621,173
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11                                116,800,000,000 IDR         10,749,120
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09(1,2)                                   321,528,000 RUR          8,346,990
Moitk Total Return Linked Nts., 8.966%, 3/26/11(1,2)                                              244,714,000 RUR          2,696,160
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10(1)                             277,800,000 RUR          8,336,598
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09(1)                               280,840,000 RUR          8,796,359
Oreniz Total Return Linked Nts., 9.24%, 2/21/12(1,2)                                               64,940,000 RUR            894,353
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09(1)                       30,400,000 UAH          2,660,963
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17(1)                   85,958,000,000 VND          3,004,836
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Total Return Linked Nts., Series 009, 9.24%, 2/21/12(1,2)                           75,000,000 RUR          1,032,900
Russian Specialized Construction and Installation Administration Credit Linked Nts.,
5/20/10(1,2)                                                                                       64,600,000 RUR            177,934
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09                           9,163,000 UAH            802,053
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09(1)                       65,490,000 UAH          5,732,450
Credit Suisse Group, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/24/12(1)        64,500,000 RUR            888,294
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked
Nts., 9.09%, 1/5/11(1)                                                                             70,247,438 MXN          4,759,936
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked
Nts., 9.65%, 1/5/11(1)                                                                             46,450,999 MXN          3,147,499
Brazil Real Credit Linked Nts., 13.882%, 3/3/10(6)                                                 61,128,560 BRR         23,300,617
Brazil Real Total Return Linked Nts., 6%, 8/18/10                                                  15,895,000 BRR         12,230,806
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/16/14                                     13,259,000,000 COP          6,593,236
Coriolanus Ltd. Sec. Credit Linked Nts., Series 109, (0.196)%, 3/25/09(1)                          16,925,000             16,755,750
Coriolanus Ltd. Sec. Credit Linked Nts., Series 110, (2.256)%, 12/22/11(1)                         10,675,000             10,675,000
Coriolanus Ltd. Sec. Credit Linked Nts., Series 112, 0.004%, 12/7/09 (1)                            7,890,000              7,755,870
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, (2.186)%, 4/26/11(1)                           8,755,000              7,835,725
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10(1,6)               8,475,000              6,778,305
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12(1)                                                      4,404,346              2,422,390
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                         10,300,162              7,754,549


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                             ----------------       ---------------
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21                        140,400,000,000 IDR   $     13,563,666
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13                            12,412,800             11,579,187
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09                                 525,300,000 NGN          3,936,178
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09                                    704,900,000 NGN          5,383,882
Opic Reforma I Credit Linked Nts., Cl. 1A, 10.75%, 9/24/14(1,2)                                    27,100,000 MXN          1,974,499
Opic Reforma I Credit Linked Nts., Cl. 1B, 10.75%, 9/24/14(1,2)                                     5,420,000 MXN            394,900
Opic Reforma I Credit Linked Nts., Cl. 1C, 10.75%, 9/24/14(1,2)                                     9,033,333 MXN            658,166
Opic Reforma I Credit Linked Nts., Cl. 2A, 12.25%, 5/22/15(1,2)                                     2,585,931 MXN            188,410
Opic Reforma I Credit Linked Nts., Cl. 2B, 12.25%, 5/22/15(1,2)                                     4,524,148 MXN            329,628
Opic Reforma I Credit Linked Nts., Cl. 2C, 12.25%, 5/22/15(1,2)                                    68,213,181 MXN          4,969,995
Opic Reforma I Credit Linked Nts., Cl. 2D, 12.25%, 5/22/15(1,2)                                     4,971,283 MXN            362,206
Opic Reforma I Credit Linked Nts., Cl. 2E, 12.25%, 5/22/15(1,2)                                     3,611,731 MXN            263,150
Opic Reforma I Credit Linked Nts., Cl. 2F, 12.25%, 5/22/15(1,2)                                     2,306,631 MXN            168,061
Opic Reforma I Credit Linked Nts., Cl. 2G, 12.25%, 5/22/15(1,2)                                       424,788 MXN             30,950
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/27/10                                      2,505,000              1,415,475
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11                                     2,505,000              1,268,156
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11                                      2,505,000              1,150,296
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12                                    2,505,000              1,069,109
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12                                      2,505,000              1,016,404
United Mexican States Credit Linked Nts., 9.52%, 1/5/11(1)                                         46,365,189 MXN          3,141,685
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09                                     7,300,000              7,996,055
Deutsche Bank AG, Singapore, Vietnam Shipping Industry Group Total Return Linked
Nts., 9%, 4/20/17                                                                             216,800,000,000 VND          5,262,836
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11(1,2)                       213,030,000 RUR          6,010,200
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17(1,6)               129,050,000 TRY         18,195,170
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%,
2/8/37(1,6)                                                                                   376,977,600,000 COP          2,464,476
Goldman Sachs International, Rosselkhozbank Total Return Linked Nts., 8%, 5/13/09(2)              573,900,000 RUR         17,608,669
Hallertau SPC, Philippines (Republic of) Credit Linked Nts., Series 2007-01, 3.914%,
12/20/17(1,2)                                                                                      45,030,000             32,804,355
Hallertau SPC Credit Linked Nts., Series 2008-2A, 8.636%, 9/17/13(1,2)                             24,870,000             25,185,849
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts.,
Series 2008-01, 9.888%, 8/2/10(1,6,10)                                                             63,164,246 BRR          5,534,547
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09(1)             64,285,000 UAH          5,190,714
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.564%, 5/16/45(1)                               11,130,000 BRR          7,198,311
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10(1,6)                             129,150,391 BRR         48,630,186
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15(6)                               115,066,796 BRR         23,519,243


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                             ----------------       ---------------
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16(1,6)                               153,800,000,000 COP   $     33,125,501
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16(1,6)                             90,697,000,000 COP         17,920,944
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16(1,6)                   90,312,000,000 COP         17,844,872
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15(1,6)                                         40,860,000 PEN          6,976,638
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10(1)                                        3,850,000              4,074,840
JPMorgan Chase Bank NA London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%,
6/17/21(1)                                                                                    120,620,000,000 IDR         11,540,084
Lehman Brothers Special Financing, Inc., Argentina (Republic of) Credit Linked Nts.,
9.655%, 12/20/15(5)                                                                                20,000,000              1,900,000
Lehman Brothers Treasury Co. BV, Brazil (Federal Republic of) Credit Linked Nts., 6.357%,
4/20/11(5,6,10)                                                                                    60,726,873 BRR          5,769,053
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16(1)                     13,289,000,000 COP          5,535,852
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(1)                                           26,120,000 PEN          5,066,505
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34                     441,622,783 RUR          7,688,281
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return
Linked Nts., Series A, 8.375%, 7/9/12(1)                                                          157,989,474 RUR          4,351,661
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22(1,6)                             173,500,000 BRR          1,724,130
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16(1)                                 56,967,568 BRR         18,691,368
Ukraine (Republic of) Credit Linked Nts., 6.176%, 10/15/17(1,2)                                    17,600,000              4,400,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 7.046%, 10/15/17(1,2)                          12,250,000              3,062,500
United Mexican States Credit Linked Nts., 5.64%, 11/20/15(1)                                       11,760,000             10,584,000
VimpelCom Total Return Linked Nts., 9.05%, 7/26/13(2)                                             692,500,000 RUR         20,724,960
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12(1)                                13,333,713              8,194,900
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12(1)                                17,803,494             11,007,901
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11(1)                                 7,369,232 GHS          3,747,806
                                                                                                                    ----------------
Total Structured Securities (Cost $1,167,368,040)                                                                        878,894,583
                                                                                                                    ================

                                                                                  EXERCISE       NOTIONAL
                                                                                    DATE          AMOUNT
                                                                                  --------   ----------------
SWAPTIONS PURCHASED--0.0%
J Aron & Co., Swap Counterparty, Interest Rate Swap call option; Swap
Terms-Receive fixed rate of 9.32% and pay floating rate based on 28 day MXN TIIE
BANXICO; terminating 5/31/19(9,12) (Cost $1,538,550)                               6/11/09        542,810,000 MXN          2,917,813


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                  SHARES                  VALUE
                                                                                             ----------------       ----------------
INVESTMENT COMPANY--3.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 1.96%(13,14) (Cost $391,957,963)              391,957,963       $    391,957,963

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT
                                                                                             ----------------
SHORT-TERM NOTES--2.9%
Federal Home Loan Mortgage Corp.:
2.739, 2/26/09(15,16)                                                                        $    117,000,000            116,508,600
Federal National Mortgage Assn.:
2.76%, 2/23/09(16,17)                                                                              64,130,000             63,877,916
2.67%, 2/25/09(16,18)                                                                             117,000,000            116,513,800
                                                                                                                    ----------------
Total Short-Term Notes (Cost $296,900,316)                                                                               296,900,316
                                                                                                                    ----------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $10,558,365,372)                                                                             10,098,351,094
                                                                                                                    ----------------

                                                                                                  SHARES
                                                                                             ----------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED(19) --2.7%
OFI Liquid Assets Fund, LLC, 1.71%(13, 14) (Cost $286,399,250)                                    286,399,250            286,399,250
TOTAL INVESTMENTS, AT VALUE (COST $10,844,764,622)                                                       99.6%        10,384,750,344
OTHER ASSETS NET OF LIABILITIES                                                                           0.4             37,480,712
                                                                                             ----------------       ----------------
NET ASSETS                                                                                              100.0%      $ 10,422,231,056
                                                                                             ================       ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal/notional amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
HUF   Hungarian Forint
IDR   Indonesia Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
NOK   Norwegian Krone
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RUR   Russian Ruble
SEK   Swedish Krona
TRY   New Turkish Lira


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

UAH   Ukraine Hryvnia
UYU   Uruguay Peso
VND   Vietnam Dong
ZMK   Zambian Kwacha

Swaption Purchased abbreviation is as follows:

MXN-TIIE-BANXICO   Mexican Nuevo Peso-Interbank Equilibrium Interest Rate-Banco
                   de Mexico

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2008 was $571,874,135, which represents 5.49% of the Fund's net assets, of which $9,339,965 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                              Acquisition                             Unrealized
Security                                                                          Date         Cost        Value     Depreciation
--------                                                                      -----------  -----------  -----------  ------------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1A, 10.75%, 9/24/14     12/27/07  $ 2,490,580   $1,974,499   $  516,081
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1B, 10.75%, 9/24/14      6/12/08      522,536      394,900      127,636
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1C, 10.75%, 9/24/14      8/12/08      888,889      658,166      230,723
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 12.25%, 5/22/15      5/21/08      249,324      188,410       60,914
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 12.25%, 5/22/15      6/12/08      436,168      329,628      106,540
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 12.25%, 5/22/15      6/18/08    6,617,724    4,969,995    1,647,729
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 12.25%, 5/22/15       7/8/08      481,935      362,206      119,729
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 12.25%, 5/22/15      7/15/08      350,722      263,150       87,572
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 12.25%, 5/22/15       8/8/08      227,066      168,061       59,005
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 12.25%, 5/22/15      8/22/08       41,897       30,950       10,947
                                                                                           -----------   ----------   ----------
                                                                                           $12,306,841   $9,339,965   $2,966,876
                                                                                           ===========   ==========   ==========


2. Represents the current interest rate for a variable or increasing rate security.

3. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $192,094,346. See accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $489,001,337 or 4.69% of the Fund's net assets as of December 31, 2008.

6.   Zero coupon bond reflects effective yield on the date of purchase.

7. When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See accompanying Notes.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9.   Non-income producing security.

10.  Issue is in default. See accompanying Notes.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12.  Swap contract terms if the option was exercised on exercise date.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           Shares             Gross            Gross            Shares
                                                     September 30, 2008     Additions       Reductions    December 31, 2008
                                                     ------------------   -------------   -------------   -----------------
OFI Liquid Assets Fund, LLC                                 369,679,710     295,365,050     378,645,510         286,399,250
Oppenheimer Institutional Money Market Fund, Cl. E          264,206,183   2,172,287,174   2,044,535,394         391,957,963

                                                         Value        Income
                                                     ------------   ----------
OFI Liquid Assets Fund, LLC                          $286,399,250   $  906,816(a)
Oppenheimer Institutional Money Market Fund, Cl. E    391,957,963    3,920,562
                                                     ------------   ----------
                                                     $678,357,213   $4,827,378
                                                     ============   ==========

a. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

14.  Rate shown is the 7-day yield as of December 31, 2008.

15. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

16.  Partial or fully-loaned security. See accompanying Notes.

17. A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

18. A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.

19. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED


VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                                Investments in   Other Financial
Valuation Description                             Securities      Instruments*
---------------------                          ---------------   ---------------
Level 1--Quoted Prices                         $   678,357,213     $ 1,779,989
Level 2--Other Significant Observable Inputs     9,706,393,131      59,902,426
Level 3--Significant Unobservable Inputs                    --              --
                                               ---------------     -----------
   Total                                       $10,384,750,344     $61,682,415
                                               ===============     ===========

* Other financial instruments include options written, currency contracts, futures, forwards, swap contracts and unfunded loan commitments. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                           CONTRACT
                                BUY/        AMOUNT          EXPIRATION                      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            SELL        (000S)             DATES            VALUE      APPRECIATION   DEPRECIATION
--------------------            ----   ---------------   ----------------   ------------   ------------   ------------
Argentine Peso (ARP)             Buy       169,350 ARP             2/3/09   $ 46,791,434    $ 5,284,081    $         -
Australian Dollar (AUD)         Sell       268,120 AUD     1/9/09-1/27/09    184,978,206         27,633      5,962,546
Australian Dollar (AUD)          Buy        88,038 AUD     1/16/09-2/3/09     60,597,077      1,796,509              -
Brazilian Real (BRR)            Sell        89,655 BRR             2/3/09     37,939,155              -      1,172,700
Brazilian Real (BRR)             Buy       216,024 BRR      2/3/09-1/5/10     89,596,414     12,124,918        691,796
British Pound Sterling (GBP)    Sell       192,275 GBP      1/9/09-2/5/09    277,418,127     74,401,398              -
British Pound Sterling (GBP)     Buy        44,890 GBP     1/16/09-2/3/09     64,748,913              -      3,499,294
Canadian Dollar (CAD)           Sell       406,690 CAD      1/9/09-2/9/09    333,008,331     18,204,946      5,427,149
Canadian Dollar (CAD)            Buy        13,155 CAD            1/16/09     10,771,228        421,110              -
Chinese Renminbi (Yuan) (CNY)    Buy       638,630 CNY   5/13/09-12/17/09     91,396,123        251,588      3,559,073
Colombian Peso (COP)            Sell   173,961,000 COP     1/21/09-4/2/09     76,619,883        130,392      2,810,276
Czech Koruna (CZK)              Sell     1,014,781 CZK    2/9/09-12/31/09     53,632,722        114,760      3,270,024
Euro (EUR)                      Sell       561,915 EUR      1/9/09-3/3/09    789,998,001     11,852,524     51,566,547
Euro (EUR)                       Buy       429,055 EUR     1/9/09-1/16/09    603,459,794     12,652,509     26,440,411
Hong Kong Dollar (HKD)          Sell       388,000 HKD             2/4/09     50,075,932          1,268              -
Hungarian Forint (HUF)          Sell     5,100,393 HUF    2/2/09-12/31/09     26,687,075         24,129      1,700,708
Hungarian Forint (HUF)           Buy    16,686,000 HUF             2/2/09     87,322,443         30,651      2,208,921
Indian Rupee (INR)              Sell     2,863,000 INR      2/3/09-3/9/09     58,739,647              -      2,967,836
Indian Rupee (INR)               Buy     2,506,500 INR            1/30/09     51,505,189      2,636,013              -
Indonesia Rupiah (IDR)           Buy   226,240,000 IDR    2/17/09-2/19/09     20,661,187        653,945              -
Israeli Shekel (ILS)            Sell       224,330 ILS     1/30/09-2/9/09     59,437,998              -      1,589,119
Japanese Yen (JPY)              Sell    37,181,000 JPY     1/16/09-2/5/09    411,961,476              -     39,865,588
Japanese Yen (JPY)               Buy    88,393,000 JPY      1/9/09-3/3/09    979,165,141     50,955,677              -
Malaysian Ringgit (MYR)         Sell       135,475 MYR     1/9/09-2/18/09     38,911,229              -        334,676
Malaysian Ringgit (MYR)          Buy        75,020 MYR     1/9/09-2/17/09     21,556,907         54,446             52
Mexican Nuevo Peso (MXN)        Sell         6,740 MXN            1/21/09        485,858         18,520              -
Mexican Nuevo Peso (MXN)         Buy       371,560 MXN            2/18/09     26,572,440              -        391,087
New Taiwan Dollar (TWD)         Sell     1,541,500 TWD             3/2/09     47,242,770              -        906,952
New Turkish Lira (TRY)          Sell       222,910 TRY    1/20/09-2/13/09    144,866,652              -      7,869,059
New Turkish Lira (TRY)           Buy        83,300 TRY            1/26/09     54,216,034      2,330,593              -
New Zealand Dollar (NZD)        Sell        63,210 NZD            1/27/09     36,336,183        124,926              -
New Zealand Dollar (NZD)         Buy       382,180 NZD            1/16/09    220,085,206              -     56,326,776
Norwegian Krone (NOK)           Sell       598,800 NOK             1/9/09     85,300,350        285,300              -
Norwegian Krone (NOK)            Buy     1,581,700 NOK     1/9/09-1/16/09    225,237,112      1,371,101     47,204,516
Peruvian New Sol (PEN)          Sell       280,718 PEN     1/7/09-2/26/09     88,947,182      1,862,149              -
Philippines Peso (PHP)          Sell       564,000 PHP            2/17/09     11,800,139              -        829,297
Philippines Peso (PHP)           Buy     2,513,000 PHP            1/26/09     52,673,076      3,350,210              -
Polish Zloty (PLZ)              Sell       671,734 PLZ    1/9/09-12/31/09    226,227,212     29,699,841        834,084
Polish Zloty (PLZ)               Buy       155,690 PLZ             2/3/09     52,335,337              -        552,806
Russian Ruble (RUR)             Sell     3,982,290 RUR   9/18/09-11/18/09    114,919,249     17,992,274        635,277
Russian Ruble (RUR)              Buy       609,940 RUR            2/11/09     19,791,955              -        842,010
Singapore Dollar (SGD)          Sell        76,625 SGD            1/30/09     53,259,887              -      2,430,700
Singapore Dollar (SGD)           Buy        32,210 SGD             1/9/09     22,406,807        375,343              -
South African Rand (ZAR)        Sell       661,090 ZAR            1/20/09     70,158,396              -      8,519,182
South African Rand (ZAR)         Buy        18,364 ZAR           12/31/09      1,823,667              -        428,209
South Korean Won (KRW)          Sell    74,270,000 KRW            1/30/09     59,153,359              -      9,043,721
Swedish Krona (SEK)             Sell     1,265,110 SEK            1/16/09    162,945,570     29,935,722      2,132,698
Swiss Franc (CHF)               Sell       415,140 CHF      1/9/09-2/4/09    392,529,515              -     40,090,395


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Swiss Franc (CHF)                Buy        516,661 CHF     1/9/09-2/3/09   488,391,608    48,208,637               --
Ukraine Hryvnia (UAH)           Sell         54,570 UAH           1/28/09     6,978,126       497,217               --
Ukraine Hryvnia (UAH)            Buy         54,570 UAH           1/28/09     6,978,126            --        3,493,953
                                                                                           ------------   ------------
Total unrealized appreciation
and depreciation                                                                           $327,670,330   $335,597,438
                                                                                           ============   ============

FUTURES CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                                    UNREALIZED
                                                    BUY/   NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION                                SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------                                ----   ---------   ----------   -----------   --------------
Amsterdam Exchange Index                            Buy        151       1/16/09    $10,391,127    $    (147,575)
CAC 40 10 Euro Index                                Sell       839       1/16/09     37,744,686         (305,998)
Canadian Bond, 10 yr.                               Buy      3,167       3/20/09    329,948,977       19,805,986
DAX Index                                           Sell       894       3/20/09    150,914,936       (4,840,433)
Euro-Bundesobligation, 5 yr.                        Buy      1,945        3/6/09    315,693,934        2,956,410
Euro-Bundesobligation, 10 yr.                       Buy      2,401        3/6/09    418,648,029        2,393,561
Euro-Bundesobligation, 10 yr.                       Sell       166        3/6/09     28,944,428          (83,155)
Euro-Schatz                                         Buy      3,925        3/6/09    589,155,641        2,470,990
FTSE 100 Index                                      Sell     1,098       3/20/09     70,302,908       (2,358,178)
H Shares Index                                      Sell       213       1/29/09     10,851,726         (456,257)
Japan (Government of) Bonds, 10 yr.                 Sell       644       3/11/09    994,679,012       (7,808,071)
Mexican Bolsa Index                                 Sell       631       3/20/09     10,510,230       (1,067,365)
MSCI Taiwan Stock Index                             Buy        536       1/20/09      9,347,840          631,590
Nikkei 225 Index                                    Sell       614       3/12/09     59,762,125       (3,082,829)
Nikkei 225 Index                                    Buy        116       3/12/09     11,290,564          582,177
OMXS30 Index                                        Sell     9,347       1/23/09     78,689,708          496,438
SGX CNX Nifty Index                                 Sell     1,868       1/29/09     11,077,240          515,901
Standard & Poor's 500 E-Mini                        Buy      2,020       3/20/09     90,900,000        1,486,114
Standard & Poor's/MIB Index, 10 yr.                 Buy         81       3/20/09     10,986,316           59,922
Standard & Poor's/Toronto Stock Exchange 60 Index   Buy        875       3/19/09     77,654,722        3,685,077
U.S. Treasury Bonds, 10 yr.                         Sell     1,961       3/20/09    246,595,750      (11,160,394)
U.S. Treasury Bonds, 20 yr.                         Buy      1,164       3/20/09    160,686,563       12,665,797
U.S. Treasury Bonds, 20 yr.                         Sell     4,307       3/31/09    512,768,541      (10,492,421)
U.S. Treasury Bonds, 20 yr.                         Buy      1,723       3/31/09    205,131,227        5,011,190
                                                                                                    ------------
                                                                                                    $ 10,958,477
                                                                                                    ============

WRITTEN OPTIONS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                     NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION   TYPE   CONTRACTS     PRICE       DATE      RECEIVED     VALUE
-----------   ----   ---------   --------   ----------   --------   ---------
Euro (EUR)    Call   7,375,000    $1.411       1/6/09    $120,711   $ (50,730)
Euro (EUR)    Call   7,140,000     1.392       1/7/09     109,848    (126,699)
Euro (EUR)    Put    7,375,000     1.411       1/6/09     120,711    (159,214)
Euro (EUR)    Put    7,140,000     1.392       1/7/09     109,848     (86,855)
                                                         --------   ---------
                                                         $461,118   $(423,498)
                                                         ========   =========


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                             PAY/
                                                                     BUY/SELL   NOTIONAL   RECEIVE
SWAP                                                                   CREDIT    AMOUNT     FIXED    TERMINATION
REFERENCE ENTITY                     COUNTERPARTY                  PROTECTION   (000's)      RATE        DATE          VALUE
----------------                     ---------------------------   ----------   --------   -------   -----------   ------------
Bolivarian Republic of Venezuela:
                                     Goldman Sachs International         Sell   $  2,635    6.350%      5/20/13    $ (1,299,313)
                                     UBS AG                              Sell      9,950    6.050       8/20/13      (4,810,794)
                                                                                --------                           ------------
                                                                        Total     12,585                             (6,110,107)
                                                                                --------                           ------------
Cemex SAB de CV:
                                     UBS AG                               Buy      2,220    5.300      10/20/13         147,057
                                     UBS AG                               Buy      2,220    5.300      10/20/13         147,057
                                                                                --------                           ------------
                                                                        Total      4,440                                294,114
                                                                                --------                           ------------
Development Bank of Kazakhstan JSC   Credit Suisse International         Sell     18,510    3.750       2/20/13      (3,643,353)
                                                                                --------                           ------------
                                                                        Total     18,510                             (3,643,353)
                                                                                --------                           ------------
Federative Republic of Brazil:
                                     Citibank NA, New York               Sell     12,760    4.250      12/20/13         721,616
                                     Deutsche Bank AG                    Sell     19,770    1.050       7/20/13      (1,392,571)
                                     Deutsche Bank AG                    Sell      9,850    1.210       8/20/13        (644,956)
                                     Goldman Sachs Bank USA              Sell      9,850    1.210       8/20/13        (644,956)
                                     Goldman Sachs International         Sell     19,780    1.060       7/20/13      (1,384,539)
                                     JPMorgan Chase Bank NA, NY
                                     Branch                              Sell      4,925    1.210       8/20/13        (322,478)
                                                                                --------                           ------------
                                                                        Total     76,935                             (3,667,884)
                                                                                --------                           ------------
HSBK Europe BV:

                                     Credit Suisse International         Sell      3,840    4.950       3/20/13        (619,624)
                                     Morgan Stanley Capital
                                     Services, Inc.                      Sell      7,670    4.780       3/20/13      (1,275,994)
                                     Morgan Stanley Capital
                                     Services, Inc.                      Sell      7,680    4.880       3/20/13      (1,255,064)
                                                                                --------                           ------------
                                                                        Total     19,190                             (3,150,682)
                                                                                --------                           ------------
Islamic Republic of Pakistan         Citibank NA, New York               Sell      3,010    5.100       3/20/13      (1,303,731)
                                                                                --------                           ------------
                                                                        Total      3,010                             (1,303,731)
                                                                                --------                           ------------
Istanbul Bond Company SA             Morgan Stanley Capital
                                     Services, Inc.                      Sell     17,390    1.300       3/24/13      (3,190,406)
                                                                                --------                           ------------
                                                                        Total     17,390                             (3,190,406)
                                                                                --------                           ------------
PEMEX Project Funding Master         Goldman Sachs Bank USA               Buy      3,595    3.450      11/20/13         (57,668)
                                                                                --------                           ------------
                                                                        Total      3,595                                (57,668)
                                                                                --------                           ------------
Republic of Colombia                 Goldman Sachs Bank USA              Sell      4,950    1.430       8/20/13        (285,622)
                                                                                --------                           ------------
                                                                        Total      4,950                               (285,622)
                                                                                --------                           ------------
Republic of the Philippines          UBS AG                              Sell      5,945    1.450       6/20/17        (921,073)
                                                                                --------                           ------------
                                                                        Total      5,945                               (921,073)
                                                                                --------                           ------------
Republic of Turkey:
                                     Citibank NA, New York                Buy     12,760    5.250      12/20/13        (481,429)
                                     Goldman Sachs Bank USA               Buy     25,520    5.290      12/20/13      (1,004,346)
                                     Morgan Stanley Capital
                                     Services, Inc.                       Buy     12,350    2.670       9/20/13          711,434
                                                                                --------                           ------------
                                                                        Total     50,630                               (774,341)
                                                                                --------                           ------------
                                     Deutsche Bank AG                    Sell     14,580    2.550       8/20/13        (809,350)
                                     Goldman Sachs Bank USA              Sell     14,630    2.560       8/20/13        (860,245)
                                     JPMorgan Chase Bank NA, NY
                                     Branch                              Sell      4,870    2.640       8/20/13        (270,015)
                                     JPMorgan Chase Bank NA, NY
                                     Branch                              Sell      4,965    2.680       9/20/13        (283,947)
                                     JPMorgan Chase Bank NA, NY
                                     Branch                              Sell     14,630    2.560       8/20/13        (860,245)
                                     JPMorgan Chase Bank NA, NY
                                     Branch                              Sell     14,630    2.850       8/20/13        (682,291)
                                                                                --------                           ------------
                                                                        Total     68,305                             (3,766,093)
                                                                                --------                           ------------
Russian Federation:
                                     Citibank NA, New York               Sell     19,600    1.110       8/20/13      (4,550,077)
                                     JPMorgan Chase Bank NA, NY
                                     Branch                              Sell      9,800    1.100       8/20/13      (2,278,675)
                                                                                --------                           ------------
                                                                        Total     29,400                             (6,828,752)
                                                                                --------                           ------------
Standard Bank London Holdings plc
for NAK Naftogaz Ukrainy             Credit Suisse International         Sell      5,000    3.250       4/20/11      (2,031,064)
                                                                                --------                           ------------
                                                                        Total      5,000                             (2,031,064)
                                                                                --------                           ------------
Troy Capital SA for Yasar Holdings
SA:

                                     Morgan Stanley Capital
                                     Services, Inc.                      Sell      4,800    8.750       6/20/10        (816,391)
                                     Morgan Stanley Capital
                                     Services, Inc.                      Sell      4,800    8.500      10/20/09        (535,703)
                                                                                --------                           ------------


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                    Total             9,600                             (1,352,094)
                                                                   --------                           ------------
Ukraine:
                 Citibank NA, New York                Buy            10,220    6.650      10/20/13       5,451,399
                 Goldman Sachs Bank USA               Buy            12,180    4.220       8/20/13       6,659,646
                 Merrill Lynch International          Buy            12,180    4.300       8/20/13       6,649,854
                 UBS AG                               Buy            11,630    4.180       8/20/13       6,363,610
                                                                   --------                           ------------
                                                    Total            46,210                             25,124,509
                                                                   --------                           ------------
                 Goldman Sachs Bank USA              Sell             9,850    3.950       8/20/13      (5,412,425)
                 UBS AG                              Sell             9,850    3.950       8/20/13      (5,412,425)
                                                                   --------                           ------------
                                                    Total            19,700                            (10,824,850)
                                                                   --------                           ------------
VTB Capital SA   Goldman Sachs Bank USA               Buy            12,290    7.400       5/28/13       1,519,204
                                                                   --------                           ------------
                                                    Total            12,290                              1,519,204
                                                                   --------                           ------------
                                               Grand Total Buys     117,165                             26,105,818
                                               Grand Total Sells    290,520                            (47,075,711)
                                                                                                      ------------
                                                                                                      $(20,969,893)
                                                                                                      ============

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

TYPE OF REFERENCE
ASSET ON WHICH THE    TOTAL MAXIMUM POTENTIAL
FUND SOLD            PAYMENTS FOR SELLING CREDIT                         REFERENCE ASSET
PROTECTION            PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*   RATING RANGE**
------------------   ---------------------------   -------------------   ---------------
Sovereign Debt               $112,085,000                  $--           BBB to BBB-
Sovereign Debt                178,435,000                   --           BB+ to CCC+
                     ---------------------------   -------------------
Total                        $290,520,000                  $--
                     ===========================   ===================

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The reference asset security rating, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential payment by the Fund if the reference asset experiences a credit event as of period end.

INTEREST RATE SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                     NOTIONAL
                                       AMOUNT                                                 TERMINATION
REFERENCE ENTITY/SWAP COUNTERPARTY    (000'S)       PAID BY THE FUND   RECEIVED BY THE FUND       DATE          VALUE
----------------------------------   --------       ----------------   --------------------   -----------   ------------
AUD BBR BBSW:
                                                       Six-Month AUD
Westpac Banking Corp.                 154,560 AUD           BBR BBSW             4.88%           12/3/18    $  4,223,661
BZDI:
Banco Santander Central Hispano SA     27,880 BRR               BZDI            14.00             1/3/12         641,041
Banco Santander SA, Inc.              116,100 BRR               BZDI            14.90             1/2/12       2,029,706
Banco Santander SA, Inc.               34,370 BRR               BZDI            13.55             1/2/17         645,271
Goldman Sachs International             9,700 BRR               BZDI            14.10             1/2/17         165,891
J Aron & Co.                           46,300 BRR               BZDI            10.67             1/2/12      (1,245,819)
J Aron & Co.                           35,650 BRR               BZDI            14.16             1/2/17         925,113
J Aron & Co.                           53,700 BRR               BZDI            12.92             1/2/14          73,479
J Aron & Co.                           26,730 BRR               BZDI            12.87             1/2/14          18,282
J Aron & Co.                           53,240 BRR               BZDI            12.71             1/4/10         386,056
J Aron & Co.                          110,230 BRR               BZDI            12.61             1/4/10         754,060


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

J Aron & Co.                             99,100 BRR   BZDI                         12.26       1/2/15     (1,294,237)
J Aron & Co.                             45,260 BRR   BZDI                         12.29       1/2/15       (578,087)
J Aron & Co.                             27,880 BRR   BZDI                         14.05       1/2/12        647,522
J Aron & Co.                             53,300 BRR   BZDI                         14.30       1/2/17      1,616,479
J Aron & Co.                             34,640 BRR   BZDI                         13.67       1/2/17        650,370
J Aron & Co.                             44,980 BRR   BZDI                         13.10       1/2/17        (24,134)
JPMorgan Chase Bank NA                   34,270 BRR   BZDI                         13.91       1/2/12        791,031
JPMorgan Chase Bank NA                   56,300 BRR   BZDI                         13.90       1/2/17      1,160,599
Morgan Stanley                           45,950 BRR   BZDI                         14.95       1/2/17      1,764,722
Morgan Stanley                           45,950 BRR   BZDI                         15.00       1/2/17      1,775,741
Morgan Stanley                           41,690 BRR   BZDI                         14.88       1/2/17      1,264,624
Morgan Stanley                          113,800 BRR   BZDI                         13.90       1/2/17      2,345,935
Morgan Stanley                           41,690 BRR   BZDI                         14.86       1/2/17      1,264,606
Morgan Stanley Capital Services,
   Inc.                                  41,020 BRR   BZDI                         13.93       1/2/17        769,889
UBS AG                                  100,000 BRR   BZDI                         10.67       1/2/12     (2,689,386)
UBS AG                                   37,300 BRR   BZDI                         14.34       1/2/17      1,131,458
                                     ----------                                                          -----------
Reference Entity Total                1,377,030 BRR                                                       14,990,212
                                     ----------                                                          -----------
CNY CFXSREPOFIX01:
                                                                                     CNY
Goldman Sachs International             107,900 CNY   4.00%                CFXSREPOFIX01      2/16/17     (1,176,837)
CZK PRIBOR PRBO:
                                                      Six-Month CZK
Citibank NA, New York                 1,062,000 CZK   PRIBOR PRBO                   3.56      9/27/10      1,171,506
                                                      Six-Month CZK
Goldman Sachs Group, Inc. (The)       1,235,000 CZK   PRIBOR PRBO        2.76% times UDI      12/5/10        373,972
                                                      Six-Month CZK
Goldman Sachs Group, Inc. (The)         507,500 CZK   PRIBOR PRBO                   3.76      10/6/18      1,266,658
                                                      Six-Month CZK
JPMorgan Chase Bank NA                1,235,000 CZK   PRIBOR PRBO                   2.75      12/5/10        365,878
                                                      Six-Month CZK
JPMorgan Chase Bank NA                1,056,000 CZK   PRIBOR PRBO                   3.47      9/18/10      1,068,660
                                                      Six-Month CZK
JPMorgan Chase Bank NA                  868,000 CZK   PRIBOR PRBO                   3.56      9/12/10        967,073
                                                      Six-Month CZK
JPMorgan Chase Bank NA                1,166,000 CZK   PRIBOR PRBO                   3.30     10/17/10      1,067,967
                                                      Six-Month CZK
Morgan Stanley                          501,200 CZK   PRIBOR PRBO                   3.83      10/3/18      1,413,182
                                     ----------                                                          -----------
Reference Entity Total                7,630,700 CZK                                                        7,694,896
                                     ----------                                                          -----------
HUF BUBOR Reuters:
                                                      Six-Month HUF
Barclays Bank plc                     5,136,000 HUF   BUBOR Reuters                 7.82      9/19/13       (129,787)
                                                      Six-Month HUF
Barclays Bank plc                     3,093,000 HUF   BUBOR Reuters                 7.18      10/8/18       (475,500)
                                                      Six-Month HUF
Citibank NA                           3,045,000 HUF   BUBOR Reuters                 7.20      10/8/18       (283,856)
                                                      Six-Month HUF
Citibank NA                           3,037,000 HUF   BUBOR Reuters                 7.18      10/3/18       (471,560)
                                                      Six-Month HUF
JPMorgan Chase Bank NA                3,093,000 HUF   BUBOR Reuters                 7.20      10/6/18       (288,330)


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                      Six-Month HUF
JPMorgan Chase Bank NA                6,940,000 HUF   BUBOR Reuters                 8.60     12/17/10        193,696
                                                      Six-Month HUF
JPMorgan Chase Bank NA                2,411,000 HUF   BUBOR Reuters                 7.89      9/12/13        (31,098)
                                                      Six-Month HUF
JPMorgan Chase Bank NA                5,319,000 HUF   BUBOR Reuters                 8.48       6/6/13      1,703,206
                                                      Six-Month HUF
JPMorgan Chase Bank NA                2,855,000 HUF   BUBOR Reuters                 7.88      8/12/13        (56,091)
                                     ----------                                                          -----------
Reference Entity Total               34,929,000 HUF                                                          160,680
                                     ----------                                                          -----------
ILS TELBOR01 Reuters:
                                                      Three-Month ILS
Credit Suisse International              23,060 ILS   TELBOR01 Reuters              4.65     12/22/18         90,074
                                                      Three-Month ILS
Credit Suisse International              24,310 ILS   TELBOR01 Reuters              4.94     12/15/18        211,137
                                                      Three-Month ILS
UBS AG                                   56,950 ILS   TELBOR01                      5.88      8/28/10      1,807,711
                                                      Three-Month ILS
UBS AG                                   57,850 ILS   TELBOR01                      5.85       9/4/18      1,793,166
                                                      Three-Month ILS
UBS AG                                   62,000 ILS   TELBOR01 Reuters              5.04     12/12/18        547,995
                                     ----------                                                          -----------
Reference Entity Total                  224,170 ILS                                                        4,450,083
                                     ----------                                                          -----------

MXN TIIE BANXICO:
                                                      MXN TIIE
Banco Santander SA, Inc.                323,900 MXN   BANXICO                       8.54      9/27/13        460,611
                                                      MXN TIIE
Banco Santander SA, Inc.                131,000 MXN   BANXICO                       8.65      5/17/18        191,503
                                                      MXN TIIE
Banco Santander SA, Inc.                184,100 MXN   BANXICO                       8.57       5/3/18        201,175
                                                      MXN TIIE
Citibank NA                             645,100 MXN   BANXICO                       8.92     11/24/11      1,283,197
                                                      MXN TIIE
Credit Suisse International             128,200 MXN   BANXICO                       8.56      9/27/13        186,626
Credit Suisse International             133,400 MXN   MXN TIIE                      8.30     12/17/26       (235,737)
Goldman Sachs Capital Markets LP        261,580 MXN   MXN TIIE                      8.14      1/10/18       (258,453)
                                                      MXN TIIE
Goldman Sachs Group, Inc. (The)         195,700 MXN   BANXICO                       8.54      9/27/13        278,300
                                                      MXN TIIE
Goldman Sachs Group, Inc. (The)         623,700 MXN   BANXICO                       9.35     11/18/11      1,698,327
                                                      MXN TIIE
Goldman Sachs Group, Inc. (The)       1,996,000 MXN   BANXICO                      10.00     11/11/11      2,222,577
                                                      MXN TIIE
Goldman Sachs Group, Inc. (The)         802,600 MXN   BANXICO                       9.27     11/21/11      2,080,561
                                                      MXN TIIE
Goldman Sachs Group, Inc. (The)         784,100 MXN   BANXICO                       9.08     11/22/11      1,742,502
J Aron & Co.                            140,720 MXN   MXN TIIE                      9.15      8/27/26        632,107
                                                      One-Month MXN
J Aron & Co.                             60,800 MXN   TIIE BANXICO                  9.33      9/16/26        351,758
                                                      One-Month MXN
JPMorgan Chase Bank NA                1,314,800 MXN   TIIE BANXICO                  9.58     10/23/18      8,484,268
                                                      MXN TIIE
JPMorgan Chase Bank NA                1,983,000 MXN   BANXICO                      10.00     11/11/11      2,208,101
                                                      MXN TIIE
JPMorgan Chase Bank NA                  630,300 MXN   BANXICO                       8.92     11/24/11      1,253,757
                                                      MXN TIIE
JPMorgan Chase Bank NA                  124,850 MXN   BANXICO                       9.32       6/1/18        561,475
                                                      MXN TIIE
Merrill Lynch Capital Services,
   Inc.                                 168,880 MXN   BANXICO                       8.57      5/11/18        186,402


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                      One-Month MXN
Morgan Stanley                          249,000 MXN   TIIE BANXICO                  9.07     11/26/18        889,633
                                     ----------                                                          -----------
Reference Entity Total               10,881,730                                                           24,418,690
                                     ----------                                                          -----------
PLZ WIBOR WIBO:
                                                      Six-Month PLZ
Goldman Sachs Group, Inc. (The)          77,340 PLZ   WIBOR WIBO                    5.33      10/6/18      1,815,686
                                                      Six-Month PLZ
Goldman Sachs Group, Inc. (The)          77,000 PLZ   WIBOR WIBO                    5.32      10/3/18      1,802,052
                                                      Six-Month PLZ
Goldman Sachs International              89,560 PLZ   WIBOR WIBO                    6.14      8/26/10        794,413
                                                      Six-Month PLZ
JPMorgan Chase Bank NA                   60,160 PLZ   WIBOR WIBO                    6.04       8/8/13      1,493,982
                                     ----------                                                          -----------
Reference Entity Total                  304,060                                                            5,906,133
                                     ----------                                                          -----------
SEK STIBOR SIDE:
                                                                         Three-Month SEK
Barclays Bank plc                       246,015 SEK   3.14%              STIBOR SIDE          12/9/18         89,194
                                                                         Three-Month SEK
Barclays Bank plc                       184,500 SEK   3.22%              STIBOR SIDE         12/22/18        (22,969)
                                                                         Three-Month SEK
Barclays Bank plc                       307,600 SEK   3.52%              STIBOR SIDE         12/15/18     (1,187,096)
                                                                         Three-Month SEK
Deutsche Bank AG, London                 61,505 SEK   3.13%              STIBOR SIDE         12/09/18        148,070
                                     ----------                                                          -----------
Total where Fund pays a fixed rate      799,620 SEK                                                         (972,801)
                                                      Three-Month SEK
Deutsche Bank AG                        692,800 SEK   STIBOR SIDE                   5.11      7/16/18     15,701,331
                                                      Three-Month SEK
Goldman Sachs International             692,800 SEK   STIBOR SIDE                   5.08      7/17/18     15,467,589
                                                      Three-Month SEK
Goldman Sachs International             766,700 SEK   STIBOR SIDE                   4.84      8/21/18     14,769,538
                                     ----------                                                          -----------
Total where Fund pays a variable
   rate                               2,152,300 SEK                                                       45,938,458
                                                                                                         -----------
Reference Entity Total                                                                                    44,965,657
                                                                                                         -----------
ZAR JIBAR SAFEX:
                                                                         Three-Month ZAR
JPMorgan Chase Bank NA                  500,600 ZAR   8.93%                  JIBAR SAFEX      11/3/18     (3,990,481)
                                                                         Three-Month ZAR
UBS AG                                  500,600 ZAR   8.92%                  JIBAR SAFEX      11/3/18     (3,994,471)
                                     ----------                                                          -----------
Reference Entity Total                1,001,200 ZAR                                                       (7,984,952)
                                                                                                         -----------
                                                                         Total Interest Rate Swaps       $97,648,223
                                                                                                         ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD             Australian Dollar
BRR             Brazilian Real
CNY             Chinese Renminbi (Yuan)
CZK             Czech Koruna
HUF             Hungarian Forint
ILS             Israeli Shekel
MXN             Mexican Nuevo Peso
PLZ             Polish Zloty
SEK             Swedish Krona
ZAR             South African Rand

Abbreviations/Definitions are as follows:

BANIXCO         Banco de Mexico
BBA LIBOR       British Bankers' Association London-Interbank Offered Rate
BBR BBSW        Bank Bill Swap Reference Rate (Australian financial market)
BUBOR Reuters   Budapest Interbank Offered Rate
BZDI            Brazil Interbank Deposit Rate
CFXSREPOFIX01   7 Days Repurchase Fixing Rates
JIBAR           South Africa Johannesburg Interbank Agreed Rate
PRIBOR PRIBO    Prague Interbank Offering Rate
SAFEX           South African Futures Exchange


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 /UNAUDITED

STIBOR SIDE   Stockholm Interbank Offered Rate
TELBOR01      Tel Aviv Interbank Offered Rate 1Month
TIIE          Interbank Equilibrium Interest Rate
UDI           Unidad de Inversion (Unit of Investment)
WIBOR WIBO    Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                                           UPFRONT
                              NOTIONAL                                                                     PAYMENT
REFERENCE ENTITY/              AMOUNT                PAID BY                RECEIVED BY      TERMINATION  RECEIVED/
SWAP COUNTERPARTY             (000'S)                THE FUND                  THE FUND          DATE       (PAID)       VALUE
---------------------------- ---------     --------------------------- --------------------- ----------- ----------- -------------
BOVESPA INDEX:
Citibank NA                     26,412 BRR                                  If negative, the
                                                                       absolute value of the
                                                If positive, the Total   Total Return of the
                                           Return of the BOVESPA Index         BOVESPA Index     2/20/09 $        -- $     638,787
CONSTANT MATURITY OPTION
PRICE:
Merrill Lynch                  248,000                                          The Constant
Merrill Lynch                  134,690                                       Maturity Option
                                                                           Price divided by
                                                                  4.66%               10,000     6/11/17  (8,268,320)  (13,901,109)
                                                                                The Constant
                                                                            Maturity Option
                                                                            Price divided by
                                                                  5.33                10,000     8/13/17     801,406   (17,796,514)
                                                                                                         ----------- -------------
Reference Entity Total                                                                                    (7,466,914)  (31,697,623)
                                                                                                         ----------- -------------
CUSTOM BASKET OF SECURITIES:
Morgan Stanley                  32,615 EUR     One-Month EUR BBA LIBOR
Morgan Stanley International    31,658 EUR plus 25 basis points and if      If positive, the
                                                negative, the absolute     Total Return of a
                                             value of the Total Return      custom basket of
                                                 of a custom basket of            securities      3/6/09          --     3,173,872
                                              securities One-Month EUR
                                               BBA LIBOR plus 30 basis
                                           points and if negative, the      If positive, the
                                           absolute value of the Total                 Total
                                             Return of a custom basket    Return of a custom
                                                         of securities   basket of securities    10/7/08          --     1,815,584
                                                                                                         ----------- -------------
Reference Entity Total                                                                                            --     4,989,456
                                                                                                         ----------- -------------
CUSTOM BASKET OF SECURITIES
TRADED ON THE LONDON STOCK
EXCHANGE:

Citibank NA, New York           39,699 GBP           One-Month GBP BBA
Citibank NA, New York        5,487,378 JPY  LIBOR plus 35 basis points
                                                  and if negative, the           If positive,
                                           absolute value of the Total              the Total
                                             Return of a custom basket    Return of a custom
                                                         of securities   basket of securities     5/8/09          --      (572,911)
                                                     One-Month JPY BBA
                                            LIBOR plus 40 basis points      If positive, the
                                                  and if negative, the                 Total
                                           absolute value of the Total    Return of a custom
                                             Return of a custom basket   basket of securities    4/14/09          --     8,413,330
                                                         of securities                                   ----------- -------------
Reference Entity Total                                                                                            --     7,840,419
                                                                                                         ----------- -------------

EURX/EURX SMI INDEX:

Goldman Sachs Group, Inc.                                                   If positive, the
(The)                           11,652 CHF   If negative, the absolute                 Total
                                             value of the Total Return    Return of the EURX
                                                 of the EURX SMI Index             SMI Index     3/24/09          --       (60,941)
                                                                                                         ----------- -------------


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 /UNAUDITED

MSCI DAILY TR NET BELGIUM:
Citibank NA                      2,841               One-Month USD BBA      If positive, the
                                            LIBOR and if negative, the                 Total
                                            absolute value of the MSCI    Return of the MSCI
                                                 Daily Net Belgium USD     Daily Net Belgium
                                                          Market Index      USD Market Index     10/7/09          --        294,605
                                                     One-Month USD BBA

Citibank NA                     12,551                                      If positive, the
                                            LIBOR and if negative, the                 Total
                                            absolute value of the MSCI    Return of the MSCI
                                                 Daily Net Belgium USD     Daily Net Belgium
                                                          Market Index      USD Market Index     10/7/09          --        865,054
                                                                                                         -----------  -------------
Reference Entity Total                                                                                            --      1,159,659
                                                                                                         -----------  -------------
MXN TIIE BANXICO:
Deutsche Bank AG                16,760         Six-Month USD BBA LIBOR       5.46% times UDI     5/13/15          --        648,486
Deutsche Bank AG                11,050             Six-Month USD LIBOR       5.25% times UDI     6/23/15          --        125,345
Goldman Sachs Group, Inc.
(The)                           11,580         Six-Month USD BBA LIBOR       5.10% times UDI     1/14/15          --        548,168
Goldman Sachs Group, Inc.
(The)                           11,580             Six-Month BBA LIBOR       5.08% times UDI     1/20/15          --        652,189
                                                                                                         -----------  -------------
Reference Entity Total                                                                                            --      1,974,188
                                                                                                         -----------  -------------
Total of Total Return Swaps                                                                              $(7,466,914) $ (15,156,055)
                                                                                                         ===========  =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR        Brazilian Real
CHF        Swiss Franc
EUR        Euro
GBP        British Pound Sterling
JPY        Japanese Yen

Abbreviations/Definitions are as follows:

BBA LIBOR  British Bankers' Association London-Interbank Offered Rate
BOVESPA    Bovespa Index that trades on the Sao Paulo Stock Exchange
EURX       Euro Index
MSCI       Morgan Stanley Capital International
SMI        Swiss Market Index
UDI        Unidad de Inversion (Unit of Investment)

CURRENCY SWAPS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                             Notional
REFERENCE ENTITY/             AMOUNT                 PAID BY           RECEIVED BY  TERMINATION
SWAP COUNTERPARTY             (000S)                THE FUND            THE FUND       DATE          VALUE
---------------------------  --------  ---  -------------------------  -----------  -----------  ----------
USD BBA LIBOR
Credit Suisse International    18,590  TRY  Three Month USD BBA LIBOR        16.75%     2/26/12  $  926,639
Credit Suisse International     7,370  TRY  Three-Month USD BBA LIBOR        17.25       2/7/12     494,778
Credit Suisse International    11,105  TRY  Three-Month USD BBA LIBOR        17.30       2/9/12     736,332
Merrill Lynch International     3,840  TRY      Three-Month BBA LIBOR        17.10       2/6/12     386,630
                             ---------                                                           ----------
   Total Currency Swaps        40,905  TRY                                                       $2,544,379
                             =========                                                           ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY   New Turkish Lira

Abbreviation/Definition is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

SWAP SUMMARY AS OF DECEMBER 31, 2008 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                      NOTIONAL
                                    SWAP TYPE FROM                      AMOUNT
SWAP COUNTERPARTY                   FUND PERSPECTIVE                   (000'S)         VALUE
----------------------------------  ------------------------------   ---------      -----------
Banco Santander Central Hispano SA  Interest Rate                       27,880 BRR  $   641,041
                                                                                    -----------
Banco Santander SA, Inc.:
                                    Interest Rate                      150,470 BRR    2,674,977
                                    Interest Rate                      639,000 MXN      853,289
                                                                                    -----------
                                                                                      3,528,266
                                                                                    -----------
Barclays Bank plc:
                                    Interest Rate                    8,229,000 HUF     (605,287)
                                    Interest Rate                      738,115 SEK   (1,120,871)
                                                                                    -----------
                                                                                     (1,726,158)
                                                                                    -----------
Citibank NA:
                                    Interest Rate                    6,082,000 HUF     (755,416)
                                    Interest Rate                      645,100 MXN    1,283,197
                                    Total Return                        26,412 BRR      638,787
                                    Total Return                        15,392        1,159,659
                                                                                    -----------
                                                                                      2,326,227
                                                                                    -----------
Citibank NA, New York:
                                    Credit Default Buy Protection       22,980        4,969,970
                                    Credit Default Sell Protection      35,370       (5,132,192)
                                    Interest Rate                    1,062,000 CZK    1,171,506
                                    Total Return                        39,699 GBP     (572,911)
                                    Total Return                     5,487,378 JPY    8,413,330
                                                                                    -----------
                                                                                      8,849,703
                                                                                    -----------
Credit Suisse International:
                                    Credit Default Sell Protection      27,350       (6,294,041)
                                    Currency                            37,065 TRY    2,157,749
                                    Interest Rate                       47,370 ILS      301,211
                                    Interest Rate                      261,600 MXN      (49,111)
                                                                                    -----------
                                                                                     (3,884,192)
                                                                                    -----------
Deutsche Bank AG:
                                    Credit Default Sell Protection      44,200       (2,846,877)
                                    Interest Rate                      692,800 SEK   15,701,331
                                    Total Return                        27,810          773,831
                                                                                    -----------
                                                                                     13,628,285
                                                                                    -----------
Deutsche Bank AG, London            Interest Rate                       61,505 SEK      148,070
                                                                                    -----------
Goldman Sachs Bank USA:
                                    Credit Default Buy Protection       53,585        7,116,836
                                    Credit Default Sell Protection      39,280       (7,203,248)
                                                                                    -----------
                                                                                        (86,412)
                                                                                    -----------
Goldman Sachs Capital Markets LP    Interest Rate                      261,580 MXN     (258,453)
                                                                                    -----------
Goldman Sachs Group, Inc. (The):
                                    Interest Rate                    1,742,500 CZK    1,640,630
                                    Interest Rate                    4,402,100 MXN    8,022,267
                                    Interest Rate                      154,340 PLZ    3,617,738
                                    Total Return                        11,652 CHF      (60,941)
                                    Total Return                        23,160        1,200,357
                                                                                    -----------
                                                                                     14,420,051
                                                                                    -----------
Goldman Sachs International:
                                    Credit Default Sell Protection      22,415       (2,683,852)
                                    Interest Rate                        9,700 BRR      165,891
                                    Interest Rate                      107,900 CNY   (1,176,837)
                                    Interest Rate                       89,560 PLZ      794,413
                                    Interest Rate                    1,459,500 SEK   30,237,127
                                                                                    -----------
                                                                                     27,336,742
                                                                                    -----------


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

J Aron & Co.:
                                    Interest Rate                      631,010 BRR    1,929,084
                                    Interest Rate                      201,520 MXN      983,865
                                                                                    -----------
                                                                                      2,912,949
                                                                                    -----------
JPMorgan Chase Bank NA:
                                    Interest Rate                       90,570 BRR    1,951,630
                                    Interest Rate                    4,325,000 CZK    3,469,578
                                    Interest Rate                   20,618,000 HUF    1,521,383
                                    Interest Rate                    4,052,950 MXN   12,507,601
                                    Interest Rate                       60,160 PLZ    1,493,982
                                    Interest Rate                      500,600 ZAR   (3,990,481)
                                                                                    -----------
                                                                                     16,953,693
                                                                                    -----------
JPMorgan Chase Bank NA, NY Branch   Credit Default Sell Protection      53,820       (4,697,651)
                                                                                    -----------
Merrill Lynch                       Total Return                       382,690      (31,697,623)
                                                                                    -----------
Merrill Lynch Capital Services,
Inc.                                Interest Rate                      168,880 MXN      186,402
                                                                                    -----------
Merrill Lynch International:
                                    Credit Default Buy Protection       12,180        6,649,854
                                    Currency                             3,840 TRY      386,630
                                                                                    -----------
                                                                                      7,036,484
                                                                                    -----------
Morgan Stanley:
                                    Interest Rate                      289,080 BRR    8,415,628
                                    Interest Rate                      501,200 CZK    1,413,182
                                    Interest Rate                      249,000 MXN      889,633
                                    Total Return                        32,615 EUR    3,173,872
                                                                                    -----------
                                                                                     13,892,315
                                                                                    -----------
Morgan Stanley Capital Services,
Inc.:
                                    Credit Default Buy Protection       12,350          711,434
                                    Credit Default Sell Protection      42,340       (7,073,558)
                                    Interest Rate                       41,020 BRR      769,889
                                                                                    -----------
                                                                                     (5,592,235)
                                                                                    -----------
Morgan Stanley International        Total Return                        31,658 EUR    1,815,584
                                                                                    -----------
UBS AG:
                                    Credit Default Buy Protection       16,070        6,657,724
                                    Credit Default Sell Protection      25,745      (11,144,292)
                                    Interest Rate                      137,300 BRR   (1,557,928)
                                    Interest Rate                      176,800 ILS    4,148,872
                                    Interest Rate                      500,600 ZAR   (3,994,471)
                                                                                    -----------
                                                                                     (5,890,095)
                                                                                    -----------
Westpac Banking Corp.
                                    Interest Rate                      154,560 AUD    4,223,661
                                                                                    -----------
Total Swaps                                                                         $64,066,654
                                                                                    ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CHF   Swiss Franc
CNY   Chinese Renminbi (Yuan)
CZK   Czech Koruna
EUR   Euro
GBP   British Pound Sterling
HUF   Hungarian Forint
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
PLZ   Polish Zloty
SEK   Swedish Krona
TRY   New Turkish Lira
ZAR   South African Rand


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008/UNAUDITED

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
-------------------                                   ---------------   -------
Japan                                                 $ 2,302,902,404     22.2%
United States                                           1,921,480,716     18.5
Germany                                                 1,082,004,272     10.4
Brazil                                                    693,915,012      6.7
France                                                    600,539,665      5.8
United Kingdom                                            578,125,550      5.6
Turkey                                                    402,060,749      3.9
Russia                                                    287,634,591      2.8
Mexico                                                    283,674,102      2.7
Peru                                                      240,335,958      2.3
Colombia                                                  198,442,908      1.9
Italy                                                     144,329,378      1.4
Indonesia                                                 125,031,115      1.2
Nigeria                                                   116,944,444      1.1
Egypt                                                     112,698,116      1.1
Canada                                                    108,021,481      1.0
Greece                                                    106,991,606      1.0
Israel                                                     90,756,326      0.9
Philippines                                                79,138,119      0.8
The Netherlands                                            76,853,082      0.7
Panama                                                     73,127,792      0.7
Kazakhstan                                                 72,275,349      0.7
Supranational                                              67,160,808      0.7
Ukraine                                                    63,508,388      0.6
Poland                                                     55,856,959      0.5
Belgium                                                    52,760,194      0.5
Denmark                                                    46,231,394      0.4
Sweden                                                     44,961,355      0.4
India                                                      41,218,025      0.4
Spain                                                      39,608,007      0.4
Uruguay                                                    37,402,363      0.4
Hungary                                                    35,730,874      0.3
Dominican Republic                                         31,968,564      0.3
Malaysia                                                   31,809,271      0.3
Venezuela                                                  30,496,713      0.3
Argentina                                                  27,147,309      0.3
Australia                                                  27,019,888      0.3
Norway                                                     16,456,870      0.2
Ghana                                                      14,311,559      0.1
Zambia                                                      8,595,356      0.1
Vietnam                                                     8,267,672      0.1
Swaziland                                                   4,074,840      0.0
Bulgaria                                                    2,881,200      0.0
                                                      ---------------   -------
Total                                                 $10,384,750,344    100.0%
                                                      ===============   =======


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008/UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008/UNAUDITED

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                 WHEN-ISSUED OR DELAYED DELIVERY
                                                        BASIS TRANSACTIONS
                                                 -------------------------------
Purchased securities                                         $1,047,128

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $11,303,600, representing 0.11% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the


                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended December 31, 2008 was as follows:

                                      CALL OPTIONS                     PUT OPTIONS
                            -------------------------------   -----------------------------
                               NUMBER OF         AMOUNT OF       NUMBER OF       AMOUNT OF
                               CONTRACTS         PREMIUMS        CONTRACTS        PREMIUMS
                            ---------------    ------------   ---------------   -----------
Options outstanding as of
   September 30, 2008         4,446,330,000    $ 1,203,228      4,446,330,000   $ 1,203,228
Options written              36,418,890,000     15,501,669     36,418,890,000    15,592,796
Options closed or expired   (13,849,890,000)    (8,810,350)   (27,000,815,000)   (7,708,106)
Options exercised           (27,000,815,000)    (7,663,988)   (13,849,890,000)   (8,857,359)
                            ---------------    -----------    ---------------   -----------
Options outstanding as of
   December 31, 2008             14,515,000    $   230,559         14,515,000   $   230,559
                            ===============    ===========    ===============   ===========

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent


                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractive in the bond market.


                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

Risks of currency swaps include credit, market and liquidity risk. Additional risks of currency swaps include, but are not limited to, exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is also a risk, based on movements of interest rates or indexes that periodic payments made by the Fund will be greater than the payments received.

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the option expires unexercised. However, when the Fund purchases a swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.


                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $29,316,787 at December 31, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of December 31, 2008, the Fund had unfunded purchase commitments as follows:

                                                        COMMITMENT
                                                       TERMINATION   UNFUNDED
                                                           DATE       AMOUNT
                                                       -----------   --------
Deutsche Bank AG, Optic Reforma I Credit Linked Nts.      10/23/13   $ 91,787

                                                       COMMITMENT
                                                        INTEREST    TERMINATION     UNFUNDED     UNREALIZED
                                                          RATE          DATE         AMOUNT     APPRECIATION
                                                       ----------   -----------   -----------   ------------
Deutsche Bank AG; An unfunded commitment that
Oppenheimer receives 0.125% quarterly; and will
pay out, upon request, up to 29,225,000 USD to a
Peruvian Trust through Deutsche Bank's Global Note
Program. Upon funding requests, the unfunded portion
decreases and new structured securities will be
created and held by the fund to maintain a
consistent exposure level.                                0.50%       9/20/10     $29,225,000    $4,186,378

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2008, the Fund had on loan securities valued at $280,900,000. Collateral of $286,518,000 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Federal tax cost of securities          $10,845,482,067
Federal tax cost of other investments        18,986,720
                                        ---------------
Total federal tax cost                  $10,864,468,787
                                        ===============
Gross unrealized appreciation           $   819,793,679
Gross unrealized depreciation            (1,208,777,784)
                                        ---------------
Net unrealized depreciation             $  (388,984,105)
                                        ===============


                    34 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By: /s/ John V.Murphy
    ----------------------------
    John V.Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009